SCHEDULE OF CARRYING AMOUNT OF RIGHT-OF-USE ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross		$ 2,092	$ 1,388
Less: Accumulated depreciation		(893)	(1,380)
Right-of-use assets, net	$ 878	1,199	8
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross		2,072	1,378
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross		$ 20	$ 10